UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sage Asset Management, LP
Address: 500 Fifth Avenue
         Suite 930
         New York, NY  10110

13F File Number:  28-05821

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Barry G. Haimes
Title:     Co-Portfolio Manager
Phone:     (212) 521-0908

Signature, Place, and Date of Signing:

     /s/ Barry G. Haimes     New York, NY     August 13, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $96,549 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3SBIO INC                      SPONSORED ADR    88575Y105      678    58300 SH       Sole                    58300        0        0
ADOBE SYS INC                  COM              00724F101     2643   100000 SH  CALL Sole                   100000        0        0
ADOBE SYS INC                  COM              00724F101     1752    66300 SH       Sole                    66300        0        0
AERCAP HOLDINGS NV             SHS              N00985106     2215   213400 SH       Sole                   213400        0        0
APPLE INC                      COM              037833100     3660    14550 SH       Sole                    14550        0        0
BAKER HUGHES INC               COM              057224107     1131    27200 SH       Sole                    27200        0        0
BANK OF AMERICA CORPORATION    COM              060505104     5461   380000 SH  CALL Sole                   380000        0        0
BLACKSTONE GROUP L P           COM UNIT LTD     09253U108     2409   252000 SH       Sole                   252000        0        0
BOISE INC                      COM              09746Y105     3461   630345 SH       Sole                   630345        0        0
CANO PETE INC                  COM              137801106     2900  3790241 SH       Sole                  3790241        0        0
CBS CORP NEW                   CL B             124857202     1615   124900 SH       Sole                   124900        0        0
CELADON GROUP INC              COM              150838100     2767   195700 SH       Sole                   195700        0        0
CELLDEX THERAPEUTICS INC NEW   COM              15117B103      959   210400 SH       Sole                   210400        0        0
CF INDS HLDGS INC              COM              125269100     1447    22800 SH       Sole                    22800        0        0
D R HORTON INC                 COM              23331A109     1059   107700 SH       Sole                   107700        0        0
DENDREON CORP                  COM              24823Q107     2952    91300 SH       Sole                    91300        0        0
GSE SYS INC                    COM              36227K106     1702   419166 SH       Sole                   419166        0        0
INDIA GLOBALIZATION CAP INC    COM              45408X100     1054  1145802 SH       Sole                  1145802        0        0
ISHARES TR INDEX               RUSSELL 2000     464287655     6723   110000 SH  PUT  Sole                   110000        0        0
JAMES RIVER COAL CO            COM NEW          470355207     2109   132500 SH       Sole                   132500        0        0
JPMORGAN CHASE & CO            COM              46625H100     5125   140000 SH  CALL Sole                   140000        0        0
KAPSTONE PAPER & PACKAGING C   COM              48562P103     3874   347750 SH       Sole                   347750        0        0
KNIGHT TRANSN INC              COM              499064103     1109    54800 SH       Sole                    54800        0        0
M D C HLDGS INC                COM              552676108     1183    43900 SH       Sole                    43900        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102     1812    32900 SH       Sole                    32900        0        0
MEDIFAST INC                   COM              58470H101     4431   171000 SH       Sole                   171000        0        0
MICROSOFT CORP                 COM              594918104     1779    77300 SH       Sole                    77300        0        0
MINE SAFETY APPLIANCES CO      COM              602720104     1692    68271 SH       Sole                    68271        0        0
PNC FINL SVCS GROUP INC        COM              693475105     1413    25000 SH       Sole                    25000        0        0
PNC FINL SVCS GROUP INC        COM              693475105     4520    80000 SH  CALL Sole                    80000        0        0
PROTALIX BIOTHERAPEUTICS INC   COM              74365A101      563    92100 SH       Sole                    92100        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     3151    60600 SH       Sole                    60600        0        0
THOR INDS INC                  COM              885160101     3665   154300 SH       Sole                   154300        0        0
THOR INDS INC                  COM              885160101     4750   200000 SH  CALL Sole                   200000        0        0
TITAN INTL INC ILL             COM              88830M102     2785   279300 SH       Sole                   279300        0        0
UAL CORP                       COM NEW          902549807     2930   142530 SH       Sole                   142530        0        0
WARNER MUSIC GROUP CORP        COM              934550104     2180   448612 SH       Sole                   448612        0        0
WISDOMTREE TRUST               INDIA ERNGS FD   97717W422      890    39100 SH       Sole                    39100        0        0